Virtus Multi-Sector Fixed Income Fund,

Virtus Multi-Sector Short Term Bond Fund,

Virtus Senior Floating Rate Fund,

Virtus Bond Fund

and Virtus High Yield Fund,

each a series of Virtus Opportunities Trust

Supplement dated June 2, 2011 to the Prospectus

dated January 31, 2011, as supplemented

IMPORTANT NOTICE TO INVESTORS

Virtus Multi-Sector Fixed Income Fund, Virtus Multi-Sector Short Term Bond Fund and Virtus Senior Floating Rate Fund

As approved by the Board of Trustees of Virtus Opportunities Trust, effective June 2, 2011, Newfleet Asset Management, LLC (formerly named SCM Advisors, LLC) (“Newfleet”) became the investment subadviser for the above-named funds, replacing Goodwin Capital Advisers, Inc. (“Goodwin”). The portfolio managers at Goodwin responsible for these funds, along with their support team, will continue to manage the funds on behalf of Newfleet, thereby continuing management by the current portfolio management team.

No changes to the funds’ principal investment strategies are being made. Also, the fees and expenses paid by the funds remain unchanged.

Each of the funds’ summary and statutory prospectuses is hereby revised as described below.

•

The second sentence under “Management” in the funds’ summary prospectuses and in the summary sections of the funds’ statutory prospectus is replaced with: “The fund’s subadviser is Newfleet Asset Management, LLC (“Newfleet”), an affiliate of VIA (since June 2011).”

•

References to Goodwin in the portfolio managers’ biographical information under “Portfolio Management” in the funds’ summary prospectuses and in the summary sections of the funds’ statutory prospectus are replaced with references to Newfleet. The disclosure is further amended to reflect Mr. Albrycht’s title at Newfleet as Chief Investment Officer – Multi-Sector Fixed Income Strategies and Mr. Jennings’ title at Newfleet as Portfolio Manager – Bank Loan Sector.

•	The fourth sentence in the last paragraph under “Management of the Funds” on page 117 is deleted.

•	References to Goodwin Capital Advisers, Inc. and Goodwin in the table under “The Adviser” on page 118 are changed to “Newfleet Asset Management, LLC” and “Newfleet,” respectively.

•	The description of Goodwin under “Subadvisers” on page 120 is deleted.

•

The description of SCM Advisors under “Subadvisers” on page 120 is revised to reflect the firm’s name change to “Newfleet Asset Management, LLC” and to reflect a second location for the firm at 100 Pearl Street, Hartford, CT 06103.

•

The subadvisory fee paid by VIA on behalf of Virtus Multi-Sector Fixed Income Fund and Virtus Multi-Sector Short Term Bond Fund as shown in the table on page 121 is revised to read: “50% of the net investment management fee.”

•

The information about each portfolio manager in the table under “Goodwin” on page 123 is moved to appear under “SCM Advisors” on page 124, to be renamed “Newfleet.” The biographical information for each of the portfolio managers under “Goodwin” is removed and the following is inserted under “SCM Advisors,” to be renamed “Newfleet.”

David L. Albrycht, CFA. Mr. Albrycht is Chief Investment Officer – Multi-Sector Fixed Income Strategies at Newfleet (since June 2011). Until June 2011, he was Executive Managing Director (2008 to 2011) and Vice President (2005 to 2008), Fixed Income, of Goodwin Capital Advisers, Inc. (“Goodwin”). Previously, he was associated with VIA, at which time it was an affiliate of Goodwin. He managed fixed income portfolios for Goodwin affiliates since 1991.

Kyle A. Jennings, CFA. Mr. Jennings is Portfolio Manager – Bank Loan Sector of Newfleet (since June 2011). Until June 2011, he was Managing Director (2008 to 2011) and 2nd Vice President (2005 to 2008) of Goodwin. Previously, he was associated with VIA, at which time it was an affiliate of Goodwin, and was a member of the corporate research team since 1998. Mr. Jennings is the sector manager for the leveraged loan sector and assists in formulation of the leveraged loan finance strategy for the retail multi-sector funds. He has 17 years of investment experience.

Virtus Bond Fund and Virtus High Yield Fund

Effective June 2, 2011, SCM Advisors, LLC, subadviser to the above-named funds, changed its name to Newfleet Asset Management, LLC. Accordingly, all references to SCM Advisors, LLC in the funds’ summary prospectuses and statutory prospectus are hereby changed to references to “Newfleet Asset Management, LLC” and all references to SCM Advisors are changed to references to “Newfleet.”

Investors should retain this supplement with the Prospectus for future reference.

VOT 8020/NewfleetChanges (6/11)

Virtus Opportunities Trust

Supplement dated June 2, 2011 to the Statement of Additional Information (“SAI”)

dated January 31, 2011, as supplemented

IMPORTANT NOTICE TO INVESTORS

Virtus Multi-Sector Fixed Income Fund, Virtus Multi-Sector Short Term Bond Fund and Virtus Senior Floating Rate Fund

As approved by the Board of Trustees of Virtus Opportunities Trust, effective June 2, 2011, Newfleet Asset Management, LLC (formerly named SCM Advisors, LLC) (“Newfleet”) became the investment subadviser for the above-named funds, replacing Goodwin Capital Advisers, Inc. (“Goodwin”). The portfolio managers at Goodwin responsible for these funds, along with their support team, will continue to manage the funds on behalf of Newfleet, thereby continuing management by the current portfolio management team.

No changes to the funds’ principal investment strategies are being made. Also, the fees and expenses paid by the funds remain unchanged.

The SAI is hereby revised as described below.

•	All references to “SCM Advisors, LLC” are changed to references to “Newfleet Asset Management, LLC” and references to “SCM Advisors” are changed to references to “Newfleet.”

•

The row in the “Non-Public Holdings Information” table on page 40 pertaining to Goodwin as subadviser of the named funds is deleted. The row pertaining to SCM Advisors, LLC (renamed Newfleet) is revised to read:

Subadviser (Bond Fund, High Yield Fund, Multi-Sector Fixed Income Fund, Multi-Sector Short Term Bond Fund and Senior Floating Rate Fund)	Newfleet Asset Management, LLC	Daily, with no delay

•	The description of Goodwin under “The Subadvisers” on page 44 is deleted.

•

The description of SCM Advisors under “The Subadvisers” on page 45 is revised to reflect the firm’s name change to “Newfleet Asset Management, LLC (“Newfleet”)” and to reflect a second location at 100 Pearl Street, Hartford, CT 06103. The description is further revised to add the Multi-Sector Fixed Income Fund, Multi-Sector Short Term Bond Fund and Senior Floating Rate Fund to the list of funds for which Newfleet serves as subadviser.

•

The disclosure under “Compensation of Portfolio Managers of Virtus Investment Advisers, Inc., Duff & Phelps and SCM Advisors” (renamed Newfleet) on page 47 is revised to include the following information in the table under the subheading “Incentive Bonus:”

Multi-Sector Fixed Income Fund	Lipper Multi-Sector Income Fund
Multi-Sector Short Term Bond Fund	Lipper Short Investment Grade Debt Funds

•	The subsection “Compensation of Portfolio Managers of Goodwin” on page 48 is deleted.

Virtus Bond Fund and Virtus High Yield Fund

Effective June 2, 2011, SCM Advisors, LLC, subadviser to the above-named funds, changed its name to Newfleet Asset Management, LLC. Accordingly, all references to SCM Advisors, LLC in the funds’ SAI are hereby changed to references to “Newfleet Asset Management, LLC” and all references to SCM Advisors are changed to references to “Newfleet.”

Investors should retain this supplement with the SAI for future reference.

VOT 8020B/NewfleetChanges (6/11)